OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

December 30, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Rising Dividends Fund (the “Registrant”)
Reg. No. 2-65223; File No. 811-2944

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2015.

Sincerely,

/s/ Amy Shapiro

------------------------------------

Amy Shapiro

Vice President & Assistant Counsel

212-323-5922

ashapiro@ofiglobal.com

cc:     Kramer Levin Naftalis & Frankel LLP

KPMG LLP

Gloria LaFond

Edward Gizzi, Esq.